STOCKHOLDERS' EQUITY (DEFICIT) (Summary of Stock Option Activity) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Shares
Outstanding, beginning balance	47,923,642	36,667,616	39,833,438
Granted	14,675,000	14,076,000	1,968,000
Cancelled	(5,395,250)	(2,235,000)	(4,640,000)
Expired		(28,237)	(190,783)
Exercised	(1,441,300)	(556,737)	(303,039)
Outstanding, ending balance	55,762,092	47,923,642	36,667,616	39,833,438
Weighted Average Exercise Price per Share
Outstanding, beginning balance	$ 0.20	$ 0.23	$ 0.39
Granted	$ 0.19	$ 0.11	$ 0.15
Cancelled	$ 0.12	$ 0.12	$ 0.14
Expired		$ 7.71	$ 34.72
Exercised	$ 0.04	$ 0.04	$ 0.04
Outstanding, ending balance	$ 0.21	$ 0.20	$ 0.23	$ 0.39
Weighted Average Remaining Contractual Life (Years)
Outstanding, beginning balance	6 years 8 months 27 days	5 years 1 month 6 days	6 years 1 month 6 days	7 years 2 months 12 days
Granted	9 years 11 months 16 days	5 years 6 months	6 years 10 months 24 days
Cancelled	8 years 2 months 23 days
Exercised	4 years 1 month 2 days
Outstanding, ending balance	6 years 8 months 27 days	5 years 1 month 6 days	6 years 1 month 6 days	7 years 2 months 12 days